Unaudited Interim Condensed Statements of Consolidated Financial Position - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Non-current assets
Intangible assets	$ 1,153	$ 1,116
Property, plant and equipment	42,790	45,895
Right-of-use assets	27,383	29,968
Non-current financial assets	35,491	7,521
Other non-current assets	16,127	11,594
Deferred tax assets	382	382
Total non-current assets	123,326	96,476
Current assets
Trade receivables	8,776	6,714
Subsidies receivables	16,382	14,521
Other current assets	7,333	5,528
Current financial assets	138,341	117,055
Cash and cash equivalents	59,809	143,251
Total current assets	230,641	287,069
TOTAL ASSETS	353,966	383,544
Shareholders' equity
Share capital	5,902	5,889
Premiums related to the share capital	433,549	494,288
Currency translation adjustment	(33,885)	(39,537)
Retained earnings (deficit)	(266,592)	(292,846)
Net income (loss)	(41,863)	(36,761)
Total shareholders' equity - Group Share	97,111	131,033
Total shareholders' equity	97,111	131,033
Non-current liabilities
Non-current financial liabilities	55,856	50,882
Non-current lease debts	32,264	34,245
Non-current provisions	1,303	1,115
Total non-current liabilities	89,424	86,241
Current liabilities
Current financial liabilities	18,230	16,134
Current lease debts	7,477	8,385
Trade payables	17,522	18,664
Deferred income and contract liabilities	113,379	112,161
Current provisions	875	828
Other current liabilities	9,949	10,097
Total current liabilities	167,432	166,269
Total liabilities	256,855	252,511
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 353,966	$ 383,544